Segment Information (Tables)	6 Months Ended
Jun. 30, 2019
SEGMENT INFORMATION [Abstract]
Revenue By Geographic Region
	Three Month Period ended June 30, 2019	Three Month Period ended June 30, 2018	Six Month Period ended June 30, 2019	Six Month Period ended June 30, 2018
Asia	$27,266	$33,574	$53,917	$63,945
Europe	20,334	17,770	38,245	33,290
North America	145	5,200	1,124	11,025
Australia	—	1,652	1,277	2,988

Total	$47,745	$58,196	$94,563	$111,248